Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment, net consist of the following at year-end:

	2024	2023
Land	$123,129	$136,195
Buildings and leasehold improvements	997,305	977,590
Equipment	1,123,928	1,115,223
Total cost	2,244,362	2,229,008
Total accumulated depreciation	(1,117,320)	(1,109,123)
	$1,127,042	$1,119,885
Total depreciation expense for fiscal years 2024, 2023 and 2022 amounted to $153,535, $130,585 and $107,280, respectively.